Document and Entity Information	Mar. 02, 2018
Prospectus:
Document Type	497
Document Period End Date	Mar. 02, 2018
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Mar. 02, 2018
Document Effective Date	Mar. 02, 2018
Prospectus Date	Apr. 28, 2017
Kinetics Internet Fund | Advisor Class C
Prospectus:
Trading Symbol	KINCX
Kinetics Internet Fund | No Load Class
Prospectus:
Trading Symbol	WWWFX
Kinetics Internet Fund | Advisor Class A
Prospectus:
Trading Symbol	KINAX
Kinetics Global Fund | Advisor Class A
Prospectus:
Trading Symbol	KGLAX
Kinetics Global Fund | Advisor Class C
Prospectus:
Trading Symbol	KGLCX
Kinetics Global Fund | No Load Class
Prospectus:
Trading Symbol	WWWEX
Kinetics Paradigm Fund | No Load Class
Prospectus:
Trading Symbol	WWNPX
Kinetics Paradigm Fund | Advisor Class A
Prospectus:
Trading Symbol	KNPAX
Kinetics Paradigm Fund | Advisor Class C
Prospectus:
Trading Symbol	KNPCX
Kinetics Paradigm Fund | Institutional Class
Prospectus:
Trading Symbol	KNPYX
Kinetics Small Cap Opportunities Fund | Advisor Class C
Prospectus:
Trading Symbol	KSOCX
Kinetics Small Cap Opportunities Fund | No Load Class
Prospectus:
Trading Symbol	KSCOX
Kinetics Small Cap Opportunities Fund | Advisor Class A
Prospectus:
Trading Symbol	KSOAX
Kinetics Small Cap Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	KSCYX
Kinetics Market Opportunities Fund | No Load Class
Prospectus:
Trading Symbol	KMKNX
Kinetics Market Opportunities Fund | Advisor Class A
Prospectus:
Trading Symbol	KMKAX
Kinetics Market Opportunities Fund | Advisor Class C
Prospectus:
Trading Symbol	KMKCX
Kinetics Market Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	KMKYX